Equity (Details) - Schedule of movements in accumulated losses - AUD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of movements in accumulated losses [Abstract]
Balance at the beginning of the period	$ 169,728,414	$ 154,419,061
Net loss for the period	6,583,559	8,561,862
Balance at the end of the period	$ 176,311,973	$ 162,980,923